Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 221,394	$ 147,767	$ 169,283
Received the sales proceeds			1,923,076
Gain on disposal			987,532
Third Party [Member]
Property, Plant and Equipment [Line Items]
Rental income	56,923	33,205
Danny Wong [Member]
Property, Plant and Equipment [Line Items]
Rental income	64,103	76,923
Building [Member]
Property, Plant and Equipment [Line Items]
Net book value			$ 930,545
Deerhill Avenue [Member]
Property, Plant and Equipment [Line Items]
Other property	910,175	952,230
Shan Tong Road [Member]
Property, Plant and Equipment [Line Items]
Other property	$ 1,144,854	$ 1,192,503